STATEMENT OF OPERATIONS - USD ($)		3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss					$ (6,543,000)		$ (47,825,000)	$ (14,988,000)	$ (21,531,000)	$ (15,310,000)
Northern Genesis Acquisition Corp. II
Formation and operating costs	$ 1,000	$ 1,554,197				$ 1,450	3,016,548
Net loss	$ 1,000	$ 11,546,198	$ (12,244,108)	$ 4,880,183		$ (1,450)	$ 4,182,273
Weighted average shares outstanding, basic and diluted (in Shares)						10,350,000
Basic and diluted net loss per common share (in Dollars per share)						$ 0.00